Long-term investment	12 Months Ended
Dec. 31, 2018
Long-term Investments [Abstract]
Long Term Investment [Text Block]
7.	Long-term investment

As of
December 31, 2017
and
2018
, the long-term investment consisted of the following:

	Initial Cost	Ownership	December 31, 2017
	US$		US$
Nonmarketable equity securities
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	738,073
Equity method investees
Shenzhen Zhong An Financial Lease Co., Ltd.	7,639,186	25%	8,207,136
Zhengzhou Xinci Health Service Co. Ltd.	1,290,135	60%	1,202,661
Shenzhen Qianhai Jingjie City Renewal Investment Partnership (Limited Partnership)	8,118,800	n/a	8,118,800
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	413,210,492	49%	412,593,226
Wuhu Penghong Investment Center (Limited Partnership)	30,608,185	n/a	30,608,185
Wuhu Penghua Tenth Investment Center (Limited Partnership)	367,298,216	n/a	367,298,216
Chengdu Xinyuan Renju Enterprise management Co., Ltd.	765,205	10%	765,205
Total			829,773,150

	Initial Cost	Ownership	December 31, 2018
	US$		US$
Non marketable equity securitie s
Zhengzhou Lianhe Real Estate Co., Ltd. (“Zhengzhou Lianhe”)	241,648	1.85%	291,409
Zhengzhou Taike Real Estate Co., Ltd. (“Zhengzhou Taike”)	738,073	3.75%	728,523
Equity method investees
Shenzhen Zhong An Financial Lease Co., Ltd.	7,639,186	25%	7,593,505
Zhengzhou Xinci Health Service Co. Ltd.	1,290,135	60%	779,847
Shenzhen Qianhai Jingjie City Renewal Investment Partnership (limited partnership)	8,118,800	n/a	8,013,755
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	505,162,873	49%	478,778,879
Wuhu Penghong Investment Center (Limited Partnership)	30,608,185	n/a	23,613,358
Suzhou Hengwan Real Estate Co., Ltd	18,613,537	16.66%	9,171,102
Madison Developments Limited.	19,095,969	50%	16,743,122
Henan Qingning Apartment Management Co., Ltd.	3,808,830	51%	2,796,705
Suzhou Litai Real Estate Co., Ltd.	9,284,103	19.99%	8,466,373
Beijing Starry Sky Cinema Co., Ltd. (“Starry Sky”)	3,103,509	70.77%	155,537
Huzhou Xinhong Town Construction and Development Co., Ltd.( “Huzhou Xinhong”)	7,430,936	78.46%	7,208,104
Total			564,340,219

Nonmarketable equity securities

Nonmarketable equity securities represent equity investments without readily determinable fair values. Those investments were previously accounted for using the cost method of accounting.
As of
December 31, 2017 and 2018, the Company beneficially owned a 1.85% and 3.75% equity interest in Zhengzhou Lianhe and Zhengzhou Taike, respectively. The Company adopted ASU 2016-01 and elected to record equity investments without readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the Company. There were no material adjustments for observable price change or impairment related to these investments for the year ended December 31, 2018
.

The following table summarizes the movement of the Company’s investment in Zhengzhou Lianhe and Zhengzhou Taike for years ended December 31, 2018:

December 31, 2018
US$
Balance as of January 1, 2018	979,721
Impairment on nonmarketable equity securities	-
Exchange translation adjustment	40,211
Balance as of December 31, 2018	1,019,932

Equity method investees

On January 11, 2016, the Group together with two other entities established a joint venture called Shenzhen Zhong An Financial Lease Co., Ltd. (“Shenzhen Zhong An”), in which the Group holds a 25% equity interest. The purpose of the joint venture is to undertake financial lease businesses.

On November 3, 2016, the Company together with two third parties established Zhengzhou Xinci Health Service Co., Ltd. (“Zhengzhou Xinci”) to provide health service in Zhengzhou, in which the Company holds a 60% equity interest and injected capital amounted US$1,290,135 in 2017. Based on the articles of association, Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over Zhengzhou Xinci’s operation and financial decisions and accounted for it as an equity method investment.

On January 9, 2017, the Company set up a limited partnership, Shenzhen Qianhai Jingjie City Renewal Investment Partnership (“Shenzhen Qianhai”), with third parties and made a capital injection of US$8,118,800. Shenzhen Qianhai will focus on investment in real estate renewal projects in Shenzhen city. The Company has significant influence over Shenzhen Qianhai operating and financial decisions and accounted for it as an equity method investment.

On April 19, 2017, the Company signed an agreement to acquire up to 70% equity interest of Qingdao Huiju Zhihui City Industrial Development Co., Ltd. (“Qingdao Huiju”), which is developing a real estate project in Qingdao city from Beijing Huiju Technology Industry Development Co., Ltd., a non-affiliated company for a consideration of US$505.2 million. As of December 31, 2018, US$505.2 million had been paid and a 49% equity interest has been transferred to the Company. Based on the articles of association, the Company cannot exercise control of Qingdao Huiju until it acquires the entire 70% equity interest, but has the ability to exercise significant influence over Qingdao Huiju’s operating and financial decisions and accounted for it as an equity method investment.

On September 4, 2017, the Company with two non-affiliated companies, established a limited partnership, Wuhu Penghong Investment Center (Limited Partnership) (“Wuhu Penghong”), in which the Company and the other two partners each invested US$30.6 million, US$91.8 million and US$3.1 million in cash, respectively. The other two partners hold substantive participating rights whereas the Company only exercises significant influence, and therefore, accounted for its investment in Wuhu Penghong under the equity method. On September 8, 2017, Wuhu Penghong acquired 90.57% equity interest of Guangzhou Huanglong Information Technology Co., Ltd. (“Guangzhou Huanglong”) for a total cash consideration of US$19.7 million.

On December 27, 2017, the Company with a non-affiliated company, established a limited partnership, called Wuhu Penghua Tenth Investment Center (Limited Partnership) (“Wuhu Penghua”), where the Company and the other partner invested US$367.3 million and US$153.0 million in cash, respectively. The other partner holds substantive participating rights whereas the Company only exercises significant influence, and therefore, accounted for its investment in Wuhu Penghua under the equity method. In December 2017, Wuhu Penghua and the Company made capital contributions amounting to US$6.9 million and US$0.8 million, representing a 90% and 10%
equity interest in Chengdu Xinyuan Renju Enterprise Management Co., Ltd. (“Chengdu Renju”), respectively. The Company exercises significant influence and accounted for its investment in Chengdu Renju using equity method.
On September 6, 2018, Wuhu Penghua returned to the non-affiliated partner its related investment contribution resulting in the Company becoming the sole owner of the WuhuPenghua and Chengdu Renju. Therefore, management assessed that the acquisition constitutes an acquisition of business according to ASC805,
Business combinations
(see Note 8).

On March 20, 2018, the Company acquired 16.66% equity interest in Suzhou Hengwan Real Estate Co., Ltd (“Suzhou Hengwan”), which is developing a real estate project in Suzhou city from Suzhou Hengwan Enterprise Management Consulting Co., Ltd., a non-affiliated company for a consideration of US$18.6 million. In the second half of 2018, Suzhou Hengwan returned
US$7.3
million of capital to the Company
. Based on the articles of association, the Company cannot exercise control of Suzhou Hengwan, but has the ability to exercise significant influence over Suzhou Hengwan’s operating and financial decisions and accounted for it as an equity method investment.

On March 21, 2018, the Company acquired 50% equity interest in Madison Developments Limited (“MDL”), which is developing a real estate project in London, England from ED Jersey Limited, a non-affiliated company for a consideration of US$19.1 million. Based on the articles of association, the Company cannot exercise control of MDL, but has the ability to exercise significant influence over MDL’s operating and financial decisions and accounts for it as an equity method investment.

On April 26, 2018, the Company acquired 51% equity interest in Henan Qingning Apartment Management Co., Ltd. (“Henan Qingning”), which is operating rental apartments in Henan Province, from one natural person and Henan Yangjian Industry Co., Ltd., a non-affiliated company, for a consideration of US$3.8 million. Based on the articles of association, the Company cannot exercise control of Henan Qingning, but has the ability to exercise significant influence over Henan Qingning’s operating and financial decisions and accounted for it as an equity method investment.

On May 31, 2018, the Company acquired 19.99% equity interest in Suzhou Litai Real Estate Co., Ltd (“Suzhou Litai”), which is developing a real estate project in Suzhou city from Yongwei Real Estate (Suzhou) Co., Ltd., a non-affiliated company, for a consideration of US$9.3 million. Based on the articles of association, the Company cannot exercise control of Suzhou Litai, but has the ability to exercise significant influence over Suzhou Litai’s operating and financial decisions and accounted for it as an equity method investment.

On
June 22, 2018
, the Company together with a non-affiliated company, Huzhou Tianhong Real Estate Development Co., Ltd, established a joint venture, Huzhou Xinhong, in which the Company holds a
78.46
% equity interest. The purpose of the joint venture is to undertake residential property development projects in Huzhou, Zhejiang Province. Based on the articles of association, the Company cannot exercise control of Huzhou Xinhong, but has the ability to exercise significant influence over Huzhou Xinhong’s operating and financial decisions and accounted for it as an equity method investment.

On
May 27, 2015
, the Company together with a non-affiliated company, Nanjing Starry Sky Studios Management Co., Ltd. established a joint venture Starry Sky, in which the Company holds a
51
% equity interest. The purpose of the joint venture is to operate movie theatres.
On
October 18, 2018
, for the best interests of the Company, the Company and its non-affiliated joint venture partner agreed that advances amounting to US$
2.4
million for operational needs due from Nanjing Starry Sky should be converted to an additional
19.77
% equity interest. Therefore, as of
October 18, 2018
, the Company’s accumulated equity interest in Starry Sky is
70.77
%. Based on the latest articles of association, the Company still cannot exercise control of Starry Sky, but has the ability to exercise significant influence over Starry Sky’s operating and financial decisions and accounted for it as an equity method investment.

As of December 31, 2018, the Group’s investment in the investees in the aggregate exceeded its proportionate share of the net assets of the equity method investee by nil
(December 31, 2017: nil). This difference, if any, represents equity method goodwill and therefore, is not amortized. For the year ended December 31, 2018, the Group recognized investment loss amounting to US$
9,374,451
(2016: loss of US$324,612; 2017: loss of US US$
1,710,070
). As of December 31, 2017 and 2018, there was no material impairment related to these investments.